T. ROWE PRICE U.S. HIGH YIELD ETF

August 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 10.6%
Consumer Goods 1.7%
Naked Juice, FRN, 3M TSFR + 6.00%, 11.435%, 1/24/30	580	427
Varsity Brands, FRN, 3M TSFR + 3.75%, 8/26/31 (1)	555	552
		979
Energy 0.9%
GIP III Stetson I, FRN, 1M TSFR + 3.50%, 8.747%, 10/31/28	513	514
Financial Services 0.4%
Osaic Holdings, FRN, 1M TSFR + 4.00%, 9.247%, 8/17/28	218	216
Health Care 1.4%
Endo Luxembourg Finance Company, FRN, 3M TSFR + 4.50%, 9.783%, 4/23/31	250	249
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 8.061%, 12/19/30	529	529
		778
Leisure 1.2%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%, 2/6/31	564	563
Life Time Fitness, FRN, 3M TSFR + 4.00%, 9.514%, 1/15/26	119	119
		682
Media 1.0%
Magnite, FRN, 1M TSFR + 4.50%, 9.747%, 2/6/31	533	537
Retail 0.7%
Victra Holdings, FRN, 1M TSFR + 6.50%, 11.835%, 3/31/29 (1)	374	376
Technology & Electronics 2.4%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.286%, 2/24/31	550	552
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.835%, 3/21/31	235	236
UKG, FRN, 3M TSFR + 3.25%, 8.555%, 2/10/31	550	551
		1,339
Transportation 0.9%
WestJet Loyalty, FRN, 3M TSFR + 3.75%, 9.082%, 2/14/31	509	506
Total Bank Loans (Cost $5,987)		5,927
CORPORATE BONDS 84.8%
Automotive 2.8%
Adient Global Holdings, 8.25%, 4/15/31 (2)	390	414
Aston Martin Capital Holdings, 10.00%, 3/31/29 (2)	685	697
Clarios Global, 8.50%, 5/15/27 (2)	465	470
		1,581
Basic Industry 5.1%
Camelot Return Merger Sub, 8.75%, 8/1/28 (2)	535	527
ERO Copper, 6.50%, 2/15/30 (2)	500	490
First Quantum Minerals, 6.875%, 10/15/27 (2)	541	534

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
LGI Homes, 8.75%, 12/15/28 (2)	515	547
Miter Brands Acquisition Holdco / MIWD Borrower, 6.75%, 4/1/32 (2)	210	215
White Cap Parent, 8.25%, 3/15/26, (8.25% Cash or 9.00% PIK) (2)(3)	545	541
		2,854
Capital Goods 4.2%
AAR Escrow Issuer, 6.75%, 3/15/29 (2)	545	563
Bombardier, 7.25%, 7/1/31 (2)	540	566
TransDigm, 5.50%, 11/15/27	640	634
Trivium Packaging Finance, 5.50%, 8/15/26 (2)	600	592
		2,355
Consumer Goods 3.5%
Coty Inc./HFC Prestige Products Inc/HFC Prestige International US, 6.625%, 7/15/30 (2)	529	546
HLF Financing / Herbalife International, 12.25%, 4/15/29 (2)	685	682
Sigma Holdco, 7.875%, 5/15/26 (2)	725	714
		1,942
Energy 19.7%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (2)	505	518
Civitas Resources, 8.75%, 7/1/31 (2)	710	766
Comstock Resources, 6.75%, 3/1/29 (2)	580	568
CVR Energy, 8.50%, 1/15/29 (2)	545	553
Enbridge, VR, 8.25%, 1/15/84 (4)	855	890
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (2)	745	790
Energy Transfer, VR, 6.50%, (4)(5)	480	476
Energy Transfer, VR, 8.00%, 5/15/54 (4)	472	502
Energy Transfer Operating, VR, 6.75%, (4)(5)	70	69
Harvest Midstream I, 7.50%, 9/1/28 (2)	200	204
Howard Midstream Energy Partners, 7.375%, 7/15/32 (2)	460	475
Kinetik Holdings, 6.625%, 12/15/28 (2)	505	520
Matador Resources, 6.50%, 4/15/32 (2)	123	125
NGL Energy Partners, 8.125%, 2/15/29 (2)	521	531
PBF Holding, 7.875%, 9/15/30 (2)	555	576
Permian Resources Operating, 7.00%, 1/15/32 (2)	530	555
SM Energy, 7.00%, 8/1/32 (2)	370	378
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (2)(4)	545	561
Sunoco, 7.00%, 5/1/29 (2)	515	538
Tallgrass Energy Partners, 7.375%, 2/15/29 (2)	290	296
Venture Global LNG, 7.00%, 1/15/30 (2)	560	572
Weatherford International, 8.625%, 4/30/30 (2)	490	507
		10,970
Financial Services 10.1%
AG Merger Sub II, 10.75%, 8/1/27 (2)	1,190	1,217
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (2)	160	165
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (2)	950	1,016

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Credit Acceptance, 9.25%, 12/15/28 (2)	445	477
Encore Capital Group, 9.25%, 4/1/29 (2)	495	526
FirstCash, 6.875%, 3/1/32 (2)	492	504
OneMain Finance, 7.875%, 3/15/30	535	558
PennyMac Financial Services, 7.875%, 12/15/29 (2)	620	656
PRA Group, 8.375%, 2/1/28 (2)	530	539
		5,658
Health Care 6.3%
CHS/Community Health Systems, 8.00%, 12/15/27 (2)	820	820
Endo Finance Holdings, 8.50%, 4/15/31 (2)	260	276
Heartland Dental/Heartland Dental Finance, 10.50%, 4/30/28 (2)	1,003	1,073
IQVIA, 6.50%, 5/15/30 (2)	670	693
Tenet Healthcare, 6.25%, 2/1/27	650	650
		3,512
Insurance 2.8%
Alliant Holdings Intermediate / Alliant Holdings, 7.00%, 1/15/31 (2)	540	557
Panther Escrow Issuer, 7.125%, 6/1/31 (2)	940	979
		1,536
Leisure 5.3%
Carnival, 6.00%, 5/1/29 (2)	395	396
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2)	610	658
Life Time, 5.75%, 1/15/26 (2)	320	320
NCL, 8.375%, 2/1/28 (2)	480	504
Six Flags Entertainment, 7.25%, 5/15/31 (2)	1,053	1,090
		2,968
Media 3.4%
CCO Holdings, 4.50%, 5/1/32	720	612
DISH Network, 11.75%, 11/15/27 (2)	425	430
Midcontinent Communications, 8.00%, 8/15/32 (2)	233	232
Outfront Media Capital, 7.375%, 2/15/31 (2)	605	640
		1,914
Real Estate 0.9%
Brookfield Property REIT, 4.50%, 4/1/27 (2)	527	509
		509
Retail 4.9%
eG Global Finance, 12.00%, 11/30/28 (2)	575	618
Hudson Automotive Group, 8.00%, 5/15/32 (2)	463	488
IRB Holding, 7.00%, 6/15/25 (2)	530	530
LCM Investments Holdings II, 8.25%, 8/1/31 (2)	320	339
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (2)	734	736
		2,711

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Services 4.9%
Avis Budget Car Rental / Avis Budget Finance, 8.00%, 2/15/31 (2)	510	505
Ritchie Bros Holdings, 6.75%, 3/15/28 (2)	175	180
Ritchie Bros Holdings, 7.75%, 3/15/31 (2)	310	328
Sabre GLBL, 11.25%, 12/15/27 (2)	590	599
Williams Scotsman, 7.375%, 10/1/31 (2)	1,073	1,124
		2,736
Technology & Electronics 4.3%
Cloud Software Group, 8.25%, 6/30/32 (2)	535	559
McAfee, 7.375%, 2/15/30 (2)	550	526
NCR Atleos, 9.50%, 4/1/29 (2)	45	49
Open Text, 6.90%, 12/1/27 (2)	628	658
Sensata Technologies, 4.00%, 4/15/29 (2)	640	601
		2,393
Telecommunications 1.2%
Level 3 Financing, 10.50%, 4/15/29 (2)	645	692
		692
Transportation 1.9%
American Airlines/AAdvantage, 5.75%, 4/20/29 (2)	560	549
VistaJet Malta Finance, 9.50%, 6/1/28 (2)	540	507
		1,056
Utility 3.5%
NRG Energy, VR, 10.25%, (2)(4)(5)	432	480
Talen Energy Supply, 8.625%, 6/1/30 (2)	455	490
Vistra, VR, 8.00%, (2)(4)(5)	953	983
		1,953
Total Corporate Bonds (Cost $45,872)		47,340
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 5.34% (6)(7)	2,197	2,197
Total Short-Term Investments (Cost $2,197)		2,197
Total Investments in Securities 99.3% of Net Assets (Cost $54,056)		$55,464
Other Assets Less Liabilities 0.7%		376
Net Assets 100.0%		$55,840

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE U.S. HIGH YIELD ETF

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $42,949 and represents 76.9% of net assets.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
PIK	Payment-in-kind
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$28
Totals	$—#	$—	$28+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 8/31/24
T. Rowe Price Government Reserve Fund	$748	¤	¤	$2,197
	Total			$2,197^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $28 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,197.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. High Yield ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. HIGH YIELD ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$53,267	$—	$53,267
Short-Term Investments	2,197	—	—	2,197
Total	$2,197	$53,267	$—	$55,464

[1]	Includes Corporate Bonds and Bank Loans.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1046-054Q1
08/24